UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (80.9%)

AUTOMOTIVE (2.5%)
   Adesa......................................................................       150,000         $ 3,840
                                                                                                ------------
BANKS (3.4%)
   North Fork Bancorporation..................................................        67,500           1,736
   Popular....................................................................       171,100           3,475
                                                                                                ------------
                                                                                                       5,211
                                                                                                ------------
BASIC INDUSTRY (4.7%)
   Falconbridge Ltd...........................................................        97,600           3,276
   Inco Ltd...................................................................        62,100           3,185
   Mueller Industries.........................................................        30,000             871
                                                                                                ------------
                                                                                                       7,332
                                                                                                ------------
COMPUTERS & SERVICES (2.0%)
   Electronic Data Systems....................................................       126,000           3,174
                                                                                                ------------
ENERGY (15.7%)
   Core Laboratories*.........................................................       110,000           4,904
   Encore Acquisition*........................................................       120,000           4,338
   FMC Technologies*..........................................................        27,515           1,426
   Range Resources............................................................       322,500           9,633
   Transocean*................................................................        49,550           4,021
                                                                                                ------------
                                                                                                      24,322
                                                                                                ------------
FINANCIAL SERVICES (1.5%)
   Commerce Group.............................................................        42,300           2,280
                                                                                                ------------
FOOD (1.1%)
   Agrium.....................................................................        70,000           1,669
                                                                                                ------------
HOUSING RELATED (2.2%)
   Palm Harbor Homes*.........................................................       160,000           3,392
                                                                                                ------------
INDUSTRIAL/MANUFACTURING (14.7%)
   Actuant, Cl A..............................................................        33,700           1,929
   AZZ*.......................................................................       190,000           4,678
   Chesapeake.................................................................       176,000           2,728
   FMC*.......................................................................        20,000           1,129
   MacDermid..................................................................       131,500           3,965
   Mettler Toledo International*..............................................        24,000           1,389
   Todco, Cl A................................................................       155,000           6,913
                                                                                                ------------
                                                                                                      22,731
                                                                                                ------------




SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
MEDIA (0.8%)
   Discovery Holding, Cl A*...................................................         9,956          $  151
   Liberty Global, Cl A*......................................................         4,978             106
   Liberty Global, Ser C*.....................................................         4,978             101
   Liberty Media, Cl A*.......................................................        99,560             832
                                                                                                ------------
                                                                                                       1,190
                                                                                                ------------
MISCELLANEOUS (0.8%)
   West Marine*...............................................................       100,000           1,300
                                                                                                ------------
MISCELLANEOUS CONSUMER (10.4%)
   Blyth......................................................................       130,000           2,821
   Dorel Industries, Cl B*....................................................       170,000           4,505
   Ethan Allen Interiors......................................................        86,000           3,656
   Furniture Brands International.............................................       120,000           2,887
   Tredegar...................................................................       150,000           2,240
                                                                                                ------------
                                                                                                      16,109
                                                                                                ------------
PUBLISHING (7.1%)
   Cenveo*....................................................................       330,000           4,686
   Reader's Digest Association................................................       190,000           3,019
   RR Donnelley & Sons........................................................       100,000           3,260
                                                                                                ------------
                                                                                                      10,965
                                                                                                ------------
RECREATION (4.9%)
   Monaco Coach...............................................................       252,000           3,412
   Spartan Motors.............................................................       386,892           4,109
                                                                                                ------------
                                                                                                       7,521
                                                                                                ------------
SERVICES (1.4%)
   United Stationers*.........................................................        44,000           2,201
                                                                                                ------------
TECHNOLOGY (2.1%)
   Polycom*...................................................................       165,000           3,198
                                                                                                ------------
TRANSPORTATION (3.5%)
   Commercial Vehicle Group*..................................................        90,048           1,943
   Wabtec.....................................................................       110,000           3,473
                                                                                                ------------
                                                                                                       5,416
                                                                                                ------------
UTILITIES (2.1%)
   Citizens Communications....................................................       260,000           3,190
                                                                                                ------------
TOTAL COMMON STOCK
  (Cost $83,380)..............................................................                       125,041
                                                                                                ------------




SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                       Face
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.3%)
   Mueller Industries
      6.000%, 11/01/14........................................................         $ 425        $    400
                                                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $425).................................................................                           400
                                                                                                ------------

U.S. TREASURY OBLIGATIONS (18.5%)
  U.S. Treasury Bills (A)
      4.492%, 07/27/06........................................................           841             823
      4.252%, 06/01/06........................................................        16,052          15,820
      4.182%, 05/04/06........................................................         4,651           4,600
      3.559%, 03/02/06........................................................         7,421           7,396
                                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $28,653)..............................................................                        28,639
                                                                                                ------------

TOTAL INVESTMENTS (99.7%)
  (Cost $112,458)+............................................................                      $154,080
                                                                                                ============

PERCENTAGES ARE BASED ON NET ASSETS OF $154,596,703.

* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $112,457,880, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $44,665,521 AND $(3,043,777), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           ----------------------
                                           James F. Volk
                                           President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           ----------------------
                                           James F. Volk
                                           President


Date: March 21, 2006

By (Signature and Title)*                  /s/ Michael Lawson
                                           -----------------------
                                           Michael Lawson
                                           Controller & Chief Financial Officer


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.